Segment information - Segment analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 793,239	$ 933,178	[1]	$ 869,235	[1]
Cost of goods sold and services rendered	(609,965)	(766,727)	[1]	(678,581)	[1]
Initial recognition and changes in fair value of biological assets and agricultural produce	16,195	63,220	[1]	125,456	[1]
Changes in net realizable value of agricultural produce after harvest	(909)	8,852	[1]	(5,841)	[1]
Margin on manufacturing and agricultural activities before operating expenses	198,560	238,523	[1]	310,269	[1]
General and administrative expense	56,080	57,299	[1]	50,750	[1]
Selling expenses	(90,215)	(95,399)	[1]	(80,673)	[1]
Other operating income, net	104,232	43,763	[1]	5,752	[1]
Profit from operations	156,497	129,588	[1]	184,598	[1]
Depreciation and amortization	(154,254)			(127,500)
Net gain from Fair value adjustment of investment property	13,409			14,049
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)				9,811
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)				115,645
Changes in net realizable value of agricultural produce after harvest (unrealized)				(90)
Changes in net realizable value of agricultural produce after harvest (realized)				(5,751)
Investment property	40,725	42,342	[2]	44,581	[2]
Biological assets	105,387	167,994		145,404
Finished goods	79,758	61,888		68,191		$ 47,624
Inventories	128,102	108,919	[2]	111,754	[2]
Total debt	862,116	817,958		635,396
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	810,609	933,178		869,235
Cost of goods sold and services rendered	(623,243)	(766,727)
Initial recognition and changes in fair value of biological assets and agricultural produce	31,025	63,220		125,456
Changes in net realizable value of agricultural produce after harvest	2,704	8,852		(5,841)
Margin on manufacturing and agricultural activities before operating expenses	221,095	238,523
General and administrative expense	56,426	57,299
Selling expenses	(92,154)	(95,399)
Other operating income, net	99,727	43,763
Profit from operations	172,242	129,588
Depreciation and amortization	(153,169)	(151,007)
Net gain from Fair value adjustment of investment property	10,680	4,302
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(30,281)	14,645
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	61,306	48,575
Changes in net realizable value of agricultural produce after harvest (unrealized)	(647)	2,371
Changes in net realizable value of agricultural produce after harvest (realized)	3,351	6,481
Farmlands and farmland improvements, net	796,508	119,750
Machinery, equipment and other fixed assets, net	400,071	443,082
Bearer plants, net	232,956	238,910
Work in progress	50,904	29,635
Investment property	40,725	42,342
Goodwill	21,350	12,412
Biological assets	105,387	167,994
Finished goods	79,758	61,888
Raw materials, stocks held by third parties and others	48,344	47,031
Total segment assets	1,776,003	1,163,044
Total debt	862,116	817,958
Total segment liabilities	862,116	817,958
Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	0
Cost of goods sold and services rendered	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	0
General and administrative expense	19,626
Selling expenses	(178)
Other operating income, net	(167)
Profit from operations	(19,971)
Depreciation and amortization	0
Net gain from Fair value adjustment of investment property	0
Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered		0		0
Cost of goods sold and services rendered		0		0
Initial recognition and changes in fair value of biological assets and agricultural produce		0		0
Changes in net realizable value of agricultural produce after harvest		0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expense		21,581		20,686
Selling expenses		(43)		(79)
Other operating income, net		(40)		(192)
Profit from operations	(19,971)	(21,664)		(20,957)
Depreciation and amortization		0		0
Net gain from Fair value adjustment of investment property		0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants, net	0	0
Work in progress	0	0
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	0	0
Total debt	85,212	45,528
Total segment liabilities	85,212	45,528
Corporate | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	0
Cost of goods sold and services rendered	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
General and administrative expense	18,193
Selling expenses	(145)
Other operating income, net	(131)
Profit from operations	(18,469)
Depreciation and amortization	0
Net gain from Fair value adjustment of investment property	0
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	155,418
Cost of goods sold and services rendered	(156,936)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,667
Changes in net realizable value of agricultural produce after harvest	(909)
Margin on manufacturing and agricultural activities before operating expenses	26,240
General and administrative expense	4,202
Selling expenses	(5,447)
Other operating income, net	7,163
Profit from operations	23,754
Depreciation and amortization	(2,026)
Net gain from Fair value adjustment of investment property	0
Biological assets	27,347	31,745		28,189
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	95,403
Cost of goods sold and services rendered	(74,973)
Initial recognition and changes in fair value of biological assets and agricultural produce	4,125
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	24,555
General and administrative expense	5,939
Selling expenses	(14,090)
Other operating income, net	217
Profit from operations	4,743
Depreciation and amortization	(6)
Net gain from Fair value adjustment of investment property	0
Biological assets	17,173	29,717		25,575
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	29,710
Cost of goods sold and services rendered	(28,127)
Initial recognition and changes in fair value of biological assets and agricultural produce	5,455
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	7,038
General and administrative expense	2,280
Selling expenses	(942)
Other operating income, net	(997)
Profit from operations	2,819
Depreciation and amortization	(2,533)
Net gain from Fair value adjustment of investment property	0
Biological assets	10,298	9,338		6,827
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,770
Cost of goods sold and services rendered	(1,313)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,199)
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	(742)
General and administrative expense	164
Selling expenses	(149)
Other operating income, net	13,396
Profit from operations	12,341
Depreciation and amortization	(177)
Net gain from Fair value adjustment of investment property	13,409
Biological assets	3,094	4,016		2,433
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	299,671	322,559		272,543
Cost of goods sold and services rendered	(274,627)	(305,221)		(258,088)
Initial recognition and changes in fair value of biological assets and agricultural produce	51,878	39,430		64,751
Changes in net realizable value of agricultural produce after harvest	2,704	8,852		(5,841)
Margin on manufacturing and agricultural activities before operating expenses	79,626	65,620		73,365
General and administrative expense	11,498	8,912		7,416
Selling expenses	(22,534)	(21,692)		(18,076)
Other operating income, net	15,310	13,384		14,847
Profit from operations	60,904	48,400		62,720
Depreciation and amortization	(9,967)	(6,558)		(5,291)
Net gain from Fair value adjustment of investment property	10,680	4,302		14,049
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	7,527	11,720		9,532
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	44,351	27,710		55,219
Changes in net realizable value of agricultural produce after harvest (unrealized)	(647)	2,371		(90)
Changes in net realizable value of agricultural produce after harvest (realized)	3,351	6,481		(5,751)
Farmlands and farmland improvements, net	744,941	93,408
Machinery, equipment and other fixed assets, net	61,464	52,732
Bearer plants, net	427	2,084
Work in progress	28,239	8,313
Investment property	40,725	42,342
Goodwill	15,715	5,811
Biological assets	57,912	74,816
Finished goods	39,821	29,622
Raw materials, stocks held by third parties and others	25,566	29,975
Total segment assets	1,014,810	339,103
Total debt	176,094	138,792
Total segment liabilities	176,094	138,792
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	164,538	197,222		142,124
Cost of goods sold and services rendered	(165,988)	(196,302)		(141,731)
Initial recognition and changes in fair value of biological assets and agricultural produce	36,422	17,158		48,790
Changes in net realizable value of agricultural produce after harvest	2,704	8,852		(5,841)
Margin on manufacturing and agricultural activities before operating expenses	37,676	26,930		43,342
General and administrative expense	4,239	2,981		2,770
Selling expenses	(5,921)	(7,501)		(5,692)
Other operating income, net	5,422	7,719		(8,787)
Profit from operations	32,938	24,167		26,093
Depreciation and amortization	(1,697)	(1,511)		(1,369)
Net gain from Fair value adjustment of investment property	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	8,205	4,366		5,790
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	28,217	12,792		43,000
Changes in net realizable value of agricultural produce after harvest (unrealized)	(647)	2,371		(90)
Changes in net realizable value of agricultural produce after harvest (realized)	3,351	6,481		(5,751)
Farmlands and farmland improvements, net	547,842	70,126
Machinery, equipment and other fixed assets, net	5,049	21,365
Bearer plants, net	427	252
Work in progress	8,690	714
Investment property	0	0
Goodwill	9,463	3,221
Biological assets	27,347	31,745
Finished goods	29,144	21,146
Raw materials, stocks held by third parties and others	15,834	17,958
Total segment assets	643,796	166,527
Total debt	111,692	69,789
Total segment liabilities	111,692	69,789
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	100,013	86,478		96,562
Cost of goods sold and services rendered	(75,739)	(71,087)		(83,574)
Initial recognition and changes in fair value of biological assets and agricultural produce	8,967	10,236		10,498
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	33,241	25,627		23,486
General and administrative expense	5,070	4,699		3,373
Selling expenses	(15,465)	(13,324)		(11,583)
Other operating income, net	275	724		402
Profit from operations	12,981	8,328		8,932
Depreciation and amortization	(5,846)	(3,851)		(2,766)
Net gain from Fair value adjustment of investment property	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(181)	5,346		2,316
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	9,148	4,890		8,182
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		0
Farmlands and farmland improvements, net	173,481	13,688
Machinery, equipment and other fixed assets, net	23,135	18,851
Bearer plants, net	0	0
Work in progress	5,214	1,940
Investment property	0	0
Goodwill	4,142	1,480
Biological assets	17,173	29,717
Finished goods	9,507	8,476
Raw materials, stocks held by third parties and others	7,394	9,927
Total segment assets	240,046	84,079
Total debt	58,999	62,790
Total segment liabilities	58,999	62,790
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	33,201	37,523		32,897
Cost of goods sold and services rendered	(31,488)	(36,979)		(32,571)
Initial recognition and changes in fair value of biological assets and agricultural produce	7,295	11,769		5,476
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	9,008	12,313		5,802
General and administrative expense	2,034	1,058		983
Selling expenses	(983)	(711)		(752)
Other operating income, net	(1,055)	662		686
Profit from operations	4,936	11,206		4,753
Depreciation and amortization	(2,253)	(1,037)		(964)
Net gain from Fair value adjustment of investment property	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(599)	1,849		1,319
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	7,894	9,920		4,157
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		0
Farmlands and farmland improvements, net	727	248
Machinery, equipment and other fixed assets, net	32,821	12,175
Bearer plants, net	0	0
Work in progress	14,317	5,659
Investment property	0	0
Goodwill	0	0
Biological assets	10,298	9,338
Finished goods	1,170	0
Raw materials, stocks held by third parties and others	2,217	1,726
Total segment assets	61,550	29,146
Total debt	543	2,384
Total segment liabilities	543	2,384
Farming | Operating segments | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,919	1,336		960
Cost of goods sold and services rendered	(1,412)	(853)		(212)
Initial recognition and changes in fair value of biological assets and agricultural produce	(806)	267		(13)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	(299)	750		735
General and administrative expense	155	174		290
Selling expenses	(165)	(156)		(49)
Other operating income, net	10,668	4,279		22,546
Profit from operations	10,049	4,699		22,942
Depreciation and amortization	(171)	(159)		(192)
Net gain from Fair value adjustment of investment property	10,680	4,302		14,049
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	102	159		107
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(908)	108		(120)
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		0
Farmlands and farmland improvements, net	22,891	9,346
Machinery, equipment and other fixed assets, net	459	341
Bearer plants, net	0	1,832
Work in progress	18	0
Investment property	40,725	42,342
Goodwill	2,110	1,110
Biological assets	3,094	4,016
Finished goods	0	0
Raw materials, stocks held by third parties and others	121	364
Total segment assets	69,418	59,351
Total debt	4,860	3,829
Total segment liabilities	4,860	3,829
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of goods sold and services rendered	(348,616)	(461,506)		(420,493)
Biological assets	47,475	93,178		82,380
Finished goods	39,937	32,266		49,601		$ 24,631
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	510,938	610,619		596,692
Cost of goods sold and services rendered	(348,616)	(461,506)		(420,493)
Initial recognition and changes in fair value of biological assets and agricultural produce	(20,853)	23,790		60,705
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	141,469	172,903		236,904
General and administrative expense	25,302	26,806		22,648
Selling expenses	(69,442)	(73,664)		(62,518)
Other operating income, net	48,357	30,419		(8,903)
Profit from operations	95,082	102,852		142,835
Depreciation and amortization	(143,202)	(144,449)		(122,209)
Net gain from Fair value adjustment of investment property	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(37,808)	2,925		279
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	16,955	20,865		60,426
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		0
Farmlands and farmland improvements, net	51,567	26,342
Machinery, equipment and other fixed assets, net	338,607	390,350
Bearer plants, net	232,529	236,826
Work in progress	22,665	21,322
Investment property	0	0
Goodwill	5,635	6,601
Biological assets	47,475	93,178
Finished goods	39,937	32,266
Raw materials, stocks held by third parties and others	22,778	17,056
Total segment assets	761,193	823,941
Total debt	600,810	633,638
Total segment liabilities	600,810	633,638
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expense	0	0		0
Selling expenses	0	0		0
Other operating income, net	36,227	0		0
Profit from operations	36,227	0		0
Depreciation and amortization	0	0		0
Net gain from Fair value adjustment of investment property	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0		0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0		$ 0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants, net	0	0
Work in progress	0	0
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	0	0
Total debt	0	0
Total segment liabilities	$ 0	$ 0

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.